Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Unamortized discount of convertible notes payable and accrued interest	$ 0	$ 13,904	$ 0
Note payable and accrued interest unamortized discount	31,250	68,750	20,833
Notes payable original issue discount	$ 0	$ 22,500
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	850,000	850,000	850,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	22,152,350	20,432,648	18,728,313
Common stock, shares outstanding	22,152,350	20,432,648	18,728,313
Equity interest in Omagine LLC	15.00%